Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	151.12
Total Transaction Valuation	987,086.38
Total Offset Amount	0.00
Net Fee	$ 151.12